Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenues	€ 3,916	€ 5,050	€ 7,800	€ 10,615
EMEA
Disclosure of geographical areas [line items]
Revenues	2,648	2,566	5,091	5,316
Germany
Disclosure of geographical areas [line items]
Revenues	1,719	1,025	2,810	2,376
France
Disclosure of geographical areas [line items]
Revenues	233	267	497	640
SWITZERLAND
Disclosure of geographical areas [line items]
Revenues	25	370	93	441
Great Britain
Disclosure of geographical areas [line items]
Revenues	231	261	559	710
Others-EMEA
Disclosure of geographical areas [line items]
Revenues	440	643	1,132	1,149
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	450	600	855	1,430
China
Disclosure of geographical areas [line items]
Revenues	263	295	498	492
South Korea
Disclosure of geographical areas [line items]
Revenues	159	258	268	346
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenues	28	47	89	592
Americas
Disclosure of geographical areas [line items]
Revenues	818	1,884	1,854	3,869
United States
Disclosure of geographical areas [line items]
Revenues	814	1,859	1,739	3,807
Others-Americas
Disclosure of geographical areas [line items]
Revenues	€ 4	€ 25	€ 115	€ 62